T. ROWE PRICE Global Value Equity Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.9%
Common Stocks 0.9%
BAWAG Group  15,972 989
Total Austria (Cost
$751
)
989
BRAZIL 0.5%
Common Stocks 0.5%
Iguatemi  150,234 580
Total Brazil (Cost
$564
)
580
CANADA 3.9%
Common Stocks 3.9%
Canadian Pacific Railway (USD)  12,816 1,011
Definity Financial  10,589 285
Fairfax Financial Holdings  2,068 1,369
Franco-Nevada  8,787 1,289
GFL Environmental  5,604 173
Total Canada (Cost
$3,392
)
4,127
CHINA 2.9%
Common Stocks 2.9%
Baidu, ADR (USD) (1) 5,223 703
BOE Varitronix (HKD)  250,000 595
JOYY, ADR (USD)  14,008 500
Tongcheng Travel Holdings (HKD) (1) 258,000 585
Yangzijiang Shipbuilding Holdings (SGD)  716,700 707
Total China (Cost
$2,473
)
3,090
FRANCE 3.9%
Common Stocks 3.9%
Airbus  8,305 1,041
Sanofi  11,797 1,155
TotalEnergies  31,705 1,960
Total France (Cost
$3,578
)
4,156
GERMANY 2.6%
Common Stocks 2.0%
Covestro  13,761 634

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Daimler Truck Holding (1) 26,870 903
Fresenius  20,403 591
2,128
Preferred Stocks 0.6%
Dr Ing hc F Porsche (1) 5,646 671
671
Total Germany (Cost
$2,259
)
2,799
INDIA 1.8%
Common Stocks 1.8%
ICICI Bank, ADR (USD)  37,186 775
Power Grid Corp. of India  257,763 688
Shriram Finance  27,551 436
Total India (Cost
$1,828
)
1,899
ITALY 0.5%
Common Stocks 0.5%
Intesa Sanpaolo  203,614 535
Total Italy (Cost
$521
)
535
JAPAN 7.6%
Common Stocks 7.6%
AGC  15,900 586
Astellas Pharma  58,900 867
Descente  16,800 465
Fujitsu  5,500 783
Hikari Tsushin  4,900 699
ITOCHU  24,900 805
MatsukiyoCocokara  13,100 654
Mitsubishi UFJ Financial Group  103,600 759
Nippon Telegraph & Telephone  40,300 1,208
Renesas Electronics (1) 79,100 814
Shibaura Machine  22,600 495
Total Japan (Cost
$7,227
)
8,135
KAZAKHSTAN 0.4%
Common Stocks 0.4%
NAC Kazatomprom, GDR (USD)  15,890 467
Total Kazakhstan (Cost
$462
)
467

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.2%
Common Stocks 2.2%
AerCap Holdings (USD) (1) 10,088 638
ING Groep  79,503 1,151
Koninklijke Philips  32,315 558
Total Netherlands (Cost
$1,725
)
2,347
NORWAY 1.0%
Common Stocks 1.0%
Grieg Seafood  52,995 475
TGS  34,178 566
Total Norway (Cost
$891
)
1,041
PORTUGAL 1.1%
Common Stocks 1.1%
Galp Energia  85,254 1,167
Total Portugal (Cost
$961
)
1,167
SOUTH KOREA 0.6%
Common Stocks 0.6%
Lotte Chemical (1) 4,768 688
Total South Korea (Cost
$656
)
688
SWITZERLAND 1.5%
Common Stocks 1.5%
Zurich Insurance Group  3,197 1,581
Total Switzerland (Cost
$1,308
)
1,581
UNITED KINGDOM 6.2%
Common Stocks 6.2%
Anglo American  18,237 787
AstraZeneca  14,466 1,895
Barclays  66,312 152
Compass Group  40,428 966
Informa  87,894 727
Taylor Wimpey  340,597 494
Unilever  31,641 1,611
Total United Kingdom (Cost
$5,687
)
6,632

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 58.9%
Common Stocks 58.9%
AbbVie  12,302 1,818
American International Group  21,245 1,343
Becton Dickinson & Company  7,789 1,965
Best Buy  6,919 614
Bright Horizons Family Solutions (1) 6,727 517
Broadcom  2,742 1,604
Capital One Financial  7,359 876
Centene (1) 13,717 1,046
CF Industries Holdings  9,687 820
Charles River Laboratories International (1) 3,400 827
Chevron  12,385 2,155
Chubb  8,381 1,907
Citigroup  18,334 957
Conagra Brands  27,836 1,035
Corebridge Financial (2) 33,144 721
Crown Holdings  7,852 692
Elevance Health  3,692 1,846
Exxon Mobil  15,040 1,745
Fiserv (1) 7,987 852
FMC  7,247 965
General Electric  20,401 1,642
Goldman Sachs Group  2,396 876
Hartford Financial Services Group  13,803 1,071
Johnson & Johnson  13,530 2,211
JPMorgan Chase  9,086 1,272
Keurig Dr Pepper  40,975 1,446
L3Harris Technologies  5,658 1,215
Lam Research  1,717 859
Liberty Energy, Class A  24,746 392
Micron Technology  14,574 879
Microsoft  7,914 1,961
Morgan Stanley  11,142 1,084
Newmont  21,820 1,155
NextEra Energy  21,318 1,591
PG&E (1) 72,332 1,150
QUALCOMM  8,104 1,080
RenaissanceRe Holdings  4,345 850
Scotts Miracle-Gro  7,203 520
Sempra Energy  9,544 1,530
Southern  30,247 2,047
Spirit AeroSystems Holdings, Class A  16,042 580
SS&C Technologies Holdings  13,770 831

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Stanley Black & Decker  11,193 1,000
T-Mobile U.S. (1) 10,516 1,570
TechnipFMC (1) 47,899 665
Thermo Fisher Scientific  2,682 1,530
United Parcel Service, Class B  3,991 739
UnitedHealth Group  4,560 2,276
Univar Solutions (1) 18,540 639
Viatris  49,569 603
Walmart  11,919 1,715
Wells Fargo  34,646 1,624
Total United States (Cost
$56,300
)
62,908
VIETNAM 0.7%
Common Stocks 0.7%
FPT  188,000 719
Total Vietnam (Cost
$668
)
719
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 3,372,062 3,372
Total Short-Term Investments (Cost $3,372) 3,372
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 74,290 74
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 74
Total Securities Lending Collateral (Cost $74) 74
Total Investments in Securities 100.4%
(Cost $94,697) $ 107,306
Other Assets Less Liabilities (0.4)% (425)
Net Assets 100.0% $ 106,881

T. ROWE PRICE Global Value Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 36++
Totals $ —# $ — $ 36+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 5,161  ¤  ¤ $ 3,446
Total $ 3,446^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $36 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,446.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Value Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 66,535 $ 36,654 $ — $ 103,189
Preferred Stocks — 671 — 671
Short-Term Investments 3,372 — — 3,372
Securities Lending Collateral 74 — — 74
Total $ 69,981 $ 37,325 $ — $ 107,306

T. ROWE PRICE Global Value Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1231-054Q1 01/23